Other Reportable Events (Details Narrative) - USD ($)		1 Months Ended						3 Months Ended		10 Months Ended	12 Months Ended
	Sep. 02, 2020	Nov. 16, 2020	Oct. 30, 2020	Sep. 30, 2020	Sep. 24, 2020	Sep. 22, 2020	May 25, 2019	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019
Common stock, shares sold		3,000,000
Proceeds from sale of common stock		$ 177,000
Sale of stock price per share		$ 0.001
Principal amount					$ 78,000	$ 78,000
Interest rate					10.00%	8.00%				10.00%
Maturity date					Jun. 24, 2021	Sep. 22, 2021
Conversion price					$ 0.06
Proceeds from Convertible debt								$ 427,500	$ 20,000		$ 673,284	$ 33,334
Convertible Promissory Note
Principal amount	$ 107,000
Maturity date	Sep. 30, 2021
Original issue discount	$ 5,000
Deferred finance costs	2,000
Proceeds from Convertible debt	$ 100,000
Beneficial ownership percentage	4.99%
Marijuana Company of America, Inc [Member]
Shares issued for exchange of shares				7,222,222
Number of common stock exchanged				650,000,000
Jim Riley [Member]
Shares issued for compensation			400,000
Edward Manolos [Member]
Common stock, shares sold		1,500,000
Interest rate							5.00%
Thang Nguyen [Member]
Common stock, shares sold		1,500,000
Ethos Technology LLC [Member]
Shares issued for business acquisition		6,000,000
Ethos Technology LLC [Member] | Edward Manolos [Member]
Shares issued for business acquisition		1,500,000
Additional shares issued to related parties		1,500,000
Ethos Technology LLC [Member] | Thang Nguyen [Member]
Shares issued for business acquisition		1,500,000
Additional shares issued to related parties		1,500,000